Other intangibles, net - Narrative (Details) - Customer relationships - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 21	$ 21	$ 21
Remaining amortization period	5 years 4 months 24 days
2026	$ 21
2027	21
2028	21
2029	21
2030	21
Thereafter	$ 8